Income taxes (Schedule Of Components Of Income Tax Expense Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax benefit	$ (457)	$ (350)	$ (315)
Income tax expenses– Hong Kong	(311)	(350)	(315)
Foreign Tax Authority [Member]
Income tax expenses– Hong Kong	$ (146)	$ 0	$ 0